Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
EARNINGS PER SHARE
18.	EARNINGS PER SHARE
Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31,
	2008	2009	2010
	(RMB)	(RMB)	(RMB)	(US$)
Numerator:
Net income attributable to ordinary shareholders	1,113,588,154	859,313,746	811,187,833	122,907,248

Numerator for basic earnings per share	1,113,588,154	859,313,746	811,187,833	122,907,248
Numerator for diluted earnings per share	1,113,588,154	859,313,746	811,187,833	122,907,248

Denominator:
Number of shares outstanding, opening	257,241,526	227,018,426	226,819,007	226,819,007
Weighted average number of shares issued	452,702	726,931	489,847	489,847
Weighted average number of shares repurchased	(18,235,595)	(1,467,130)	—	—

Weighted average number of shares outstanding — basic	239,458,633	226,278,227	227,308,854	227,308,854
Dilutive effect of share options	8,436,443	7,682,329	6,619,546	6,619,546

Weighted average number of shares outstanding — diluted	247,895,076	233,960,556	233,928,400	233,928,400